CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (6,449)	$ (2,125)
Cash flow hedges:
Changes in unrealized gains	91	37
Reclassification adjustments for gains included in net loss	(16)	(7)
Net change	75	30
Foreign currency translation adjustment	(25)	(187)
Net change in accumulated comprehensive loss	50	(157)
Comprehensive loss	$ (6,399)	$ (2,282)